Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1),(2)	Compensation Actually Paid to PEO(1),(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1),(2)	Average Compensation Actually Paid to Non-PEO NEOs(1),(3)	Value of an initial $100 Investment:		Net Income ($ Millions)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2025	$879,048	$917,615	$6,360,014	$1,860,283	$40.00	$102.89	($816)
2024	$403,077	$291,766	$1,298,122	$4,096,373	$65.63	$103.71	($748)
2023	$687,462	$1,221,900	$2,600,481	$6,396,835	$45.52	$82.46	($796)
2022	$3,850,743	$2,240,345	$1,079,365	($1,736,733)	$12.60	$59.36	($1,723)
2021	$429,000	$429,000	$775,651	$4,065,098	$117.29	$90.20	($755)

Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals in the table. Mr. Shenai was excluded from the 2025 calculations as he resigned effective January 6, 2025, and received a total compensation of $6,538 for the six days he was employed by the Company in 2025.

Year	PEO	Non-PEO NEOs
2025	Chris Urmson	David Maday, Ossa Fisher, Shelley Webb
2024	Chris Urmson	Nolan Shenai, David Maday, Ossa Fisher
2023	Chris Urmson	Richard Tame, Nolan Shenai, David Maday, Ossa Fisher
2022	Chris Urmson	Richard Tame, Nolan Shenai
2021	Chris Urmson	Richard Tame, William Mouat

PEO Total Compensation Amount	$ 879,048	$ 403,077	$ 687,462	$ 3,850,743	$ 429,000
PEO Actually Paid Compensation Amount	$ 917,615	291,766	1,221,900	2,240,345	429,000
Adjustment To PEO Compensation, Footnote	To calculate CAP, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)
Summary Compensation Table Total	$879,048
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($168,081)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$0
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$0
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$206,648
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0
Compensation Actually Paid	$917,615

Non-PEO NEO Average Total Compensation Amount	$ 6,360,014	1,298,122	2,600,481	1,079,365	775,651
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,860,283	4,096,373	6,396,835	(1,736,733)	4,065,098
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)
Summary Compensation Table Total	$6,360,014
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($5,639,945)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,079,670
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	($1,498,950)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$684,673
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($125,179)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0
Compensation Actually Paid	$1,860,283

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Total Shareholder Return Amount	$ 40.00	65.63	45.52	12.60	117.29
Peer Group Total Shareholder Return Amount	102.89	103.71	82.46	59.36	90.20
Net Income (Loss)	$ (816,000,000)	$ (748,000,000)	$ (796,000,000)	$ (1,723,000,000)	$ (755,000,000)
PEO Name	Chris Urmson
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest.
For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are consistent with those used to determine the grant date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and the footnotes to the Summary Compensation Table for Fiscal Year 2025 above.

Fiscal Year 2025
Restricted Stock Units
Stock Price	$3.77 - $7.93
Stock Options
Expected Term	0.61 - 9.23
Strike Price	$1.42 - $7.64
Volatility	88.3% - 117.2%
Dividend Yield	0.0% - 0.0%
Risk-Free Interest Rate	3.4% - 4.2%
	Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s Class A common stock, for the period beginning on the first day of trading following the closing of the Business Combination, November 4, 2021, through the end of the applicable fiscal year.Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P Software & Services Select Industry Index group for the period beginning on the first day of trading following the closing of the Business Combination, November 4, 2021, through the end of the applicable fiscal year.The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (168,081)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,648
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,639,945)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,079,670
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,498,950)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	684,673
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,179)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0